INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
INVENTORIES
Raw materials	$ 10,700	$ 6,156
Finished products	17,575	16,464
Inventory, Net	$ 28,275	$ 22,620